EMPLOYEE PENSION AND PROFIT SHARING PLANS (Tables)	12 Months Ended
Sep. 27, 2013
Compensation And Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs

The following table sets forth the components of net periodic pension cost for the Company’s single-employer defined benefit pension plans for fiscal 2013, fiscal 2012 and fiscal 2011 (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Service cost	$11,045	$9,961	$10,310
Interest cost	12,693	13,001	13,086
Expected return on plan assets	(14,256)	(12,521)	(12,738)
Settlements	308	467	704
Amortization of prior service cost	119	6	6
Recognized net (gain) loss	3,436	2,392	1,608

Net periodic pension cost	$13,345	$13,306	$12,976

Schedule of Defined Benefit Plans Disclosures

The following table sets forth changes in the projected benefit obligation and the fair value of plan assets for these plans (in thousands):

	September 27, 2013	September 28, 2012
Change in benefit obligation:
Benefit obligation, beginning	$306,810	$244,754
Foreign currency translation	(7,641)	14,056
Service cost	11,045	9,961
Interest cost	12,693	13,001
Employee contributions	2,954	3,565
Actuarial loss (gain)	(12,958)	34,227
Benefits paid	(15,172)	(11,699)
Settlements and curtailments	(1,342)	(1,055)

Benefit obligation, end	$296,389	$306,810

Change in plan assets:
Fair value of plan assets, beginning	$222,272	$178,587
Foreign currency translation	(5,359)	9,866
Employer contributions	19,731	20,558
Employee contributions	2,954	3,565
Actual return on plan assets	25,890	22,601
Benefits paid	(15,172)	(11,699)
Settlements	(1,637)	(1,206)

Fair value of plan assets, end	$248,679	$222,272

Funded Status at end of year	$(47,710)	$(84,538)

Schedule of Amounts Recognized in Balance Sheet Including Accumulated Other Comprehensive Income

Amounts recognized in the Consolidated Balance Sheets consist of the following (in thousands):

	September 27, 2013	September 28, 2012
Current benefit liability (included in Accrued expenses and other current liabilities)	$(924)	$(484)
Noncurrent benefit liability (included in Other Noncurrent Liabilities)	$(46,786)	$(84,054)
Net actuarial loss (gain) (included in Accumulated other comprehensive (income) loss before taxes)	$47,456	$77,391
Prior service cost (included in Accumulated other comprehensive (income) loss before taxes)	$44	$52

Schedule of Assumptions Used

The following weighted average assumptions were used to determine pension expense of the respective fiscal years:

	September 27, 2013	September 28, 2012
Discount rate	4.2%	5.0%
Rate of compensation increase	3.4%	3.5%
Long-term rate of return on assets	6.7%	6.6%

The following weighted average assumptions were used to determine the funded status of the respective fiscal years:

	September 27, 2013	September 28, 2012
Discount rate	4.6%	4.2%
Rate of compensation increase	3.3%	3.4%

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table sets forth information for the Company’s single-employer pension plans with an accumulated benefit obligation in excess of plan assets as of September 27, 2013 and September 28, 2012 (in thousands):

	September 27, 2013	September 28, 2012
Projected benefit obligation	$166,798	$302,072
Accumulated benefit obligation	160,798	274,701
Fair value of plan assets	131,392	217,044

Schedule of Allocation of Plan Assets

The fair value of plan assets for the Company’s defined benefit pension plans as of September 27, 2013 and September 28, 2012 is as follows (see Note 15 for a description of the fair value levels) (in thousands):

	September 27, 2013	Quoted prices in active markets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3
Cash and cash equivalents and other	$2,394	$2,394	$—	$—
Investment funds:
Pooled funds—equity	157,372	—	157,372	—
Pooled funds—fixed income	88,913	—	88,913	—

Total	$248,679	$2,394	$246,285	$—

	September 28, 2012	Quoted prices in active markets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3
Cash and cash equivalents and other	$2,042	$2,042	$—	$—
Investment funds:
Pooled funds—equity	141,784	—	141,784	—
Pooled funds—fixed income	78,446	—	78,446	—

Total	$222,272	$2,042	$220,230	$—

Schedule of Expected Benefit Payments

as outlined in the required statutory actuarial valuation for each plan. The following table sets forth the benefits expected to be paid in the next five fiscal years and in aggregate for the five fiscal years thereafter by the Company’s defined benefit pension plans (in thousands):

Fiscal 2014	$12,218
Fiscal 2015	$11,423
Fiscal 2016	$11,899
Fiscal 2017	$12,488
Fiscal 2018	$13,010
Fiscal 2019 – 2023	$69,358

Schedule of Multiemployer Plans
There have been no significant changes that affect the comparability of fiscal 2013, fiscal 2012 and fiscal 2011 contributions.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented	Contributions by the Company (in thousands)			Surcharge Imposed	Range of Expiration Dates of CBAs
		2013	2012		2013	2012	2011
National Retirement Fund	13-6130178/ 001	Red	Red	Implemented	$6,011	$4,868	$5,367	No	1/15/2012- 9/30/2016
Service Employees Pension Fund of Upstate New York(1)	16-0908576/ 001	Red	Red	Implemented	360	247	385	No	9/30/2014- 6/30/2015
Local 1102 Retirement Trust(2)	13-1847329/ 001	Red	Red	Implemented	275	201	232	No	6/30/2013- 6/30/2015
Central States SE and SW Areas Pension Plan	36-6044243/ 001	Red	Red	Implemented	3,415	3,164	2,869	No	1/31/2007- 11/26/2015
Pension Plan for Hospital & Health Care Employees Philadelphia & Vicinity	23-2627428/ 001	Red	Red	Implemented	161	154	122	No	1/31/2018
Richmond Teamsters and Industry Pension Fund(3)	54-6056180/ 001	N/A	Green	N/A	154	121	109	No	N/A
Retail, Wholesale and Department Store International Union and Industry Pension Fund	63-0708442/001	Green	Green	N/A	306	292	292	No	1/31/2011- 1/29/2018
Local 731 IBT Textile Maintenance and Laundry Craft Pension Fund	51-6051697/001	Red	Red	Implemented	453	384	350	No	5/1/2012
SEIU National Industry Pension Fund	52-6148540/001	Red	Red	Implemented	173	280	229	No	4/14/2016
Automotive Industries Pension Plan	94-1133245/001	Red	Red	Implemented	28	27	27	No	5/31/2014
Laundry Dry Cleaning Workers & Allied Industries Retirement Fund Workers United (4)	13-5521921/001	Green	Green	N/A	221	169	116	No	10/10/2011- 2/26/2016
Other funds					12,706	12,394	11,771

Total contributions					$24,263	$22,301	$21,869

(1)	Over 60% of the Company’s participants in this fund are covered by a single CBA that expires on 6/30/2015.
(2)	Over 90% of the Company’s participants in this fund are covered by a single CBA that expires on 6/30/2015.
(3)	During fiscal 2013, the Company negotiated with a union to discontinue its participation in this fund.
(4)	Over 75% of the Company’s participants in this fund are covered by a single CBA that expires on 1/26/2016.

The Company provided more than 5 percent of the total contributions for the following plans and plan years:

Pension Fund	Contributions to the plan exceeded more than 5% of total contributions (as of the plan’s year-end)
Local 1102 Retirement Trust	December 31, 2012, 2011 and 2010
Service Employees Pension Fund of Upstate New York	December 31, 2012, 2011 and 2010
Local 731 IBT Textile Maintenance and Laundry Craft Pension Fund	March 31, 2013, 2012 and 2011
Laundry Dry Cleaning Workers & Allied Industries Retirement Fund Workers United	December 31, 2012, 2011 and 2010